Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017
Supplement [Text Block]	dbxetf4_SupplementTextBlock

July 17, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved reductions in each Fund’s unitary management fee to 0.09% and accordingly terminated the Adviser’s voluntary expense limitations that limited the Funds’ operating expenses at 0.09% because of the redundancy. The reductions in the unitary management fee and the termination of the Adviser’s voluntary expense limitations for the Funds are effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Xtrackers Germany Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf4_SupplementTextBlock

July 17, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved reductions in each Fund’s unitary management fee to 0.09% and accordingly terminated the Adviser’s voluntary expense limitations that limited the Funds’ operating expenses at 0.09% because of the redundancy. The reductions in the unitary management fee and the termination of the Adviser’s voluntary expense limitations for the Funds are effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.
Xtrackers Germany Equity ETF | Xtrackers Germany Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Xtrackers Eurozone Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf4_SupplementTextBlock

July 17, 2018

DBX ETF TRUST

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved reductions in each Fund’s unitary management fee to 0.09% and accordingly terminated the Adviser’s voluntary expense limitations that limited the Funds’ operating expenses at 0.09% because of the redundancy. The reductions in the unitary management fee and the termination of the Adviser’s voluntary expense limitations for the Funds are effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.
Xtrackers Eurozone Equity ETF | Xtrackers Eurozone Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115

[1]	Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.